Rialto Investment Segment Rialto Investments Segment (Equity Funds Related to Rialto Segment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012	Feb. 28, 2014	Nov. 30, 2011
Real Estate Investment Fund [Member]
Schedule of Equity Method Investments [Line Items]
Equity commitment		$ 700,006
Equity commitment called		700,006
Investment commitment						$ 75,000
Payments to acquire interest in subsidiaries and affiliates		75,000
Investments in unconsolidated entities		71,831	$ 75,729
Real Estate Investment Fund II [Member]
Schedule of Equity Method Investments [Line Items]
Equity commitment		1,305,000
Equity commitment called		760,058
Investment commitment					$ 100,000
Payments to acquire interest in subsidiaries and affiliates		58,242
Investments in unconsolidated entities		67,652	53,103
Real Estate Mezanine Fund [Member]
Schedule of Equity Method Investments [Line Items]
Equity commitment		251,100
Equity commitment called		188,600
Investment commitment		27,299
Payments to acquire interest in subsidiaries and affiliates		20,504
Investments in unconsolidated entities		20,226	16,724
Other equity method investments [Member]
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated entities		15,991	9,017
Rialto Investments [Member]
Schedule of Equity Method Investments [Line Items]
Payments to acquire interest in subsidiaries and affiliates		41,523	66,953	$ 43,555
Investments in unconsolidated entities	[1]	$ 175,700	$ 154,573

[1]	Under certain provisions of Accounting Standards Codification (“ASC”) Topic 810, Consolidations, (“ASC 810”) the Company is required to separately disclose on its consolidated balance sheets the assets of consolidated variable interest entities (“VIEs”) that are owned by the consolidated VIEs and liabilities of consolidated VIEs as to which there is no recourse against the Company.As of November 30, 2014, total assets include $929.1 million related to consolidated VIEs of which $11.7 million is included in Lennar Homebuilding cash and cash equivalents, $0.3 million in restricted cash, $0.2 million in Lennar Homebuilding receivables, net, $0.2 million in Lennar Homebuilding finished homes and construction in progress, $208.2 million in Lennar Homebuilding land and land under development, $52.5 million in Lennar Homebuilding consolidated inventory not owned, $23.9 million in Lennar Homebuilding investments in unconsolidated entities, $104.6 million in Lennar Homebuilding other assets, $75.8 million in Rialto cash and cash equivalents, $128.9 million in Rialto loans receivable, net, $128.2 million in Rialto real estate owned held-for-sale, $172.7 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities, $2.1 million in Rialto other assets and $19.2 million in Lennar Multifamily assets.As of November 30, 2013, total assets include $1,195.3 million related to consolidated VIEs of which $8.3 million is included in Lennar Homebuilding cash and cash equivalents, $17.7 million in restricted cash, $2.4 million in Lennar Homebuilding receivables, net, $94.8 million in Lennar Homebuilding land and land under development, $243.6 million in Lennar Homebuilding consolidated inventory not owned, $14.7 million in Lennar Homebuilding investments in unconsolidated entities, $86.8 million in Lennar Homebuilding other assets, $44.8 million in Rialto cash and cash equivalents, $244.0 million in Rialto loans receivable, net, $122.0 million in Rialto real estate owned held-for-sale, $313.8 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities and $1.8 million in Rialto other assets.